INVESTMENT AND ADVANCES IN JOINT VENTURE (Tables)	12 Months Ended
Jun. 30, 2018
Investment And Advances In Joint Venture Tables Abstract
Summary of investment and advances in joint venture

Participating share	27.50%
Balance at June 30, 2017	$-
Additions	526,720
Share of net income (loss)	7,591
Balance at June 30, 2018	$534,311

June 30, 2018
$

Current assets	320,330
Non-current assets	2,241,939
Current liabilities	(624,493)
Non-current liabilities	-
Net and comprehensive loss	27,603